REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

The transfer to the OCC resulted is somewhat different capital ratios than reported by the OTS. To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2012
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	≥$3,926	≥4.0%	≥$4,908	≥ 5.0%
First Federal of Frankfort	$19,543	15.9%	≥$5,511	≥4.0%	≥$6,889	≥ 5.0%
Consolidated	$44,333	21.3%	≥$8,918	≥4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	≥$4,013	≥8.0%	≥$5,016	≥10.0%
First Federal of Frankfort	$19,997	28.7%	≥$5,566	≥8.0%	≥$6,958	≥10.0%
Consolidated	$45,208	38.6%	≥$9,377	≥8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%	N/A	N/A	≥$3,010	≥ 6.0%
First Federal of Frankfort	$19,543	28.1%	N/A	N/A	≥$4,175	≥ 6.0%
Consolidated	$44,333	37.8%	N/A	N/A	N/A	N/A

	As of June 30, 2011
					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Tangible capital
First Federal of Hazard	$19,629	19.3%	≥$1,525	≥1.5%	N/A	N/A
First Federal of Frankfort	$18,151	14.6%	≥$1,868	≥1.5%	N/A	N/A
Consolidated	$44,100	20.8%	≥$3,175	≥1.5%	N/A	N/A

Tier 1 core capital
First Federal of Hazard	$19,629	19.3%	≥$4,067	≥4.0%	≥$5,084	≥ 5.0%
First Federal of Frankfort	$18,151	14.6%	≥$4,980	≥4.0%	≥$6,225	≥ 5.0%
Consolidated	$44,100	20.8%	≥$9,048	≥4.0%	N/A	N/A

Total risk-based capital
First Federal of Hazard	$19,939	40.5%	≥$3,941	≥8.0%	≥$4,927	≥10.0%
First Federal of Frankfort	$18,564	27.0%	≥$5,505	≥8.0%	≥$6,881	≥10.0%
Consolidated	$44,864	39.0%	≥$9,201	≥8.0%	N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$19,629	39.8%	N/A	N/A	≥$2,956	≥ 6.0%
First Federal of Frankfort	$18,151	26.4%	N/A	N/A	≥$4,129	≥ 6.0%
Consolidated	$44,100	38.3%	N/A	N/A	N/A	N/A